Notes Payable – Related Parties (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 09, 2025	Jan. 31, 2025	Oct. 31, 2024	Mar. 18, 2024
Notes Payable – Related Parties [Line Items]
Loan term			36 months
Notes payable				$ 50,000
Loan incurred interest expense amount			$ 7,786
Paul Turin and Greg Delory [Member]
Notes Payable – Related Parties [Line Items]
Interest rate		9.75%
Convertible note matures		Mar. 18, 2026
Price per share (in Dollars per share)		$ 2
Matures on January 9, 2027 [Member]
Notes Payable – Related Parties [Line Items]
Interest rate	9.75%
Convertible note matures	Jan. 09, 2027
Loan incurred interest expense amount		$ 1,219
Paul Turin and Greg Delory [Member]
Notes Payable – Related Parties [Line Items]
Debt payable		$ 602,877	$ 602,877
Minimum [Member]
Notes Payable – Related Parties [Line Items]
Loan term		5 months
Interest rate		6.50%	6.50%
Maximum [Member]
Notes Payable – Related Parties [Line Items]
Loan term		36 months
Interest rate		11.25%	11.25%